UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

Tax-Free Trust of Oregon
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
December 31, 2012
(unaudited)

Amount	General Obligation Bonds (50.1%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	City & County (5.4%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,812,328

	Canby, Oregon
1,405,000	4.000%, 12/01/24 AGMC Insured	Aa3/NR/NR	1,578,180
1,060,000	5.000%, 06/01/27	A2/NR/NR	1,223,304

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa2/NR/NR	1,295,319

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	711,542

	Deschutes County, Oregon
2,260,000	5.000%, 12/01/16 AGMC Insured	Aa2/NR/NR	2,264,204

	Hillsboro, Oregon
380,000	3.500%, 06/01/15 Series B	Aa3/NR/NR	402,640
390,000	3.500%, 06/01/16 Series B	Aa3/NR/NR	421,633
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	374,939

	Hillsboro, Oregon Refunding
1,305,000	4.500%, 06/01/22	Aa3/NR/NR	1,574,809

	Portland, Oregon
5,800,000	4.350%, 06/01/23	Aa1/NR/NR	5,858,580

	Portland, Oregon Public Safety
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,372,437

	Portland, Oregon Revenue Limited Tax, Improvement
1,045,000	4.000%, 06/01/22 Series A	Aa1/NR/NR	1,122,591

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	A1/NR/NR	888,189

	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	Aa2/AA-/NR	1,777,895
1,750,000	5.000%, 06/01/29	Aa2/AA-/NR	2,042,495

	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,817,027

	Total City & County		29,538,112

	Community College (5.8%)

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,233,061
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,627,481
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,552,406

	Chemeketa, Oregon Community College District
1,385,000	5.500%, 06/01/14 ETM FGIC Insured	NR/NR/NR*	1,484,498

	Chemeketa, Oregon Community College District
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,196,153
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,419,114
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,763,608

	Clackamas, Oregon Community College District
1,535,000	5.000%, 05/01/25 NPFG Insured	Aa3/AA/NR	1,675,130

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,141,780

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,264,930

	Oregon Coast Community College District State
1,590,000	5.250%, 06/15/17 NPFG Insured (pre-refunded)	Aa1/NR/NR	1,702,842
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,175,383

	Portland, Oregon Community College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	9,460,800

	Total Community College		31,697,186

	Higher Education (1.8%)

	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	780,935
1,125,000	5.000%, 08/01/21 Series A (pre-refunded)	NR/NR/NR*	1,254,049
875,000	5.000%, 08/01/21 Series A	Aa1/AA+/NR	965,869
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/AA+	608,160
1,000,000	5.000%, 08/01/34	Aa1/AA+/AA+	1,161,510
1,000,000	5.000%, 08/01/38	Aa1/AA+/AA+	1,151,230

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,341,124

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,666,419

	Total Higher Education		9,929,296

	Housing (0.2%)

	State of Oregon Veterans' Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	601,277
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	433,560

	Total Housing		1,034,837

	Puerto Rico (0.3%)

	Puerto Rico Commonwealth
1,270,000	6.000%, 07/01/28 NPFG Insured	Baa2/BBB/NR	1,313,091

	Puerto Rico Municipal Finance Agency
500,000	5.250%, 08/01/16 AGMC Insured	Aa3/AA-/NR	500,945

	Total Puerto Rico		1,814,036

	School District (24.8%)

	Benton & Linn Counties, Oregon School District #509J Corvallis
4,670,000	5.000%, 06/01/21 AGMC Insured (pre-refunded)	Aa1/NR/NR	4,760,645

	Clackamas County, Oregon School District #12 (North Clackamas)
8,000,000	5.000%, 06/15/27 AGMC Insured Series B	Aa1/AA+/NR	9,155,680
9,250,000	5.000%, 06/15/29 AGMC Insured	Aa1/AA+/NR	10,577,653

	Clackamas County, Oregon School District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,179,280
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,155,436
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	2,073,330
2,000,000	4.500%, 06/15/30 AGMC Insured	Aa1/AA+/NR	2,202,760
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,273,020
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,240,404

	Clackamas County, Oregon School District #86 (Canby)
2,240,000	5.000%, 06/15/19 AGMC Insured (pre-refunded)	Aa1/AA+/NR	2,487,184
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,241,684
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,374,868

	Clackamas & Washington Counties, Oregon School District No. 003 (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,317,115
500,000	5.000%, 06/15/34	Aa1/AA+/NR	578,185

	Clackamas & Washington Counties, Oregon School District #3J (West Linn - Wilsonville)
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,370,410
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,238,060
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,306,910
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,482,730

	Columbia County, Oregon School District #502
2,070,000	zero coupon, 06/01/15 NPFG FGIC Insured	Aa3/BBB/NR	1,987,304

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	4,068,220

	Deschutes County, Oregon Administrative School District #1 Refunding
400,000	5.000%, 06/15/13 AGMC Insured	Aa1/NR/NR	408,616

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	Aa3/AA+/NR	2,120,257
1,030,000	5.250%, 06/15/21 AGMC Insured	Aa3/AA+/NR	1,286,254

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
1,000,000	5.000%, 06/15/21 NPFG FGIC Insured	Aa1/NR/NR	1,059,110
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	789,045
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	6,122,750

	Hood River County, Oregon School District Refunding
365,000	3.000%, 06/15/14	NR/AA+/NR	378,034
385,000	3.000%, 06/15/15	NR/AA+/NR	404,620
250,000	4.000%, 06/15/16	NR/AA+/NR	275,173

	Jackson County, Oregon School District #9 (Eagle Point)
2,080,000	5.500%, 06/15/15 NPFG Insured	Aa1/NR/NR	2,308,925
1,445,000	5.500%, 06/15/16 NPFG Insured	Aa1/NR/NR	1,658,427

	Jackson County, Oregon School District #549C (Medford)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,133,720
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,238,800
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,137,480

	Jefferson County, Oregon School District #509J
1,215,000	5.250%, 06/15/14 NPFG/ FGIC Insured	NR/AA+/NR	1,219,459
1,025,000	5.250%, 06/15/17 NPFG/ FGIC Insured	NR/AA+/NR	1,028,711

	Lane County, Oregon School District #4J (Eugene) Refunding
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,108,920
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,295,387
2,455,000	4.000%, 06/15/25	Aa1/NR/NR	2,787,456

	Lane County, Oregon School District #19 (Springfield)
3,425,000	zero coupon, 06/15/29 AGMC Insured	Aa1/NR/NR	1,695,444

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,673,810

	Linn County, Oregon School District #9 (Lebanon)
3,000,000	5.600%, 06/15/30 FGIC Insured (pre-refunded)	NR/AA+/NR	3,071,130

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	Aa3/AA+/NR	2,089,706

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,378,976

	Multnomah County, Oregon School District #40 (David Douglas)
1,420,000	4.000%, 06/15/23 Series A	NR/AA+/NR	1,636,948

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	5,313,056

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	3,292,568

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured	Aa3/AA+/NR	1,721,400

	Salem-Keizer, Oregon School District #24J
1,000,000	5.000%, 06/15/19 AGMC Insured	Aa1/AA+/NR	1,059,410

	Wasco County, Oregon School District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	Aa3/AA-/NR	1,652,602
1,790,000	5.500%, 06/15/20 AGMC Insured	Aa3/AA-/NR	2,245,394

	Washington County, Oregon School District #48J (Beaverton)
4,000,000	4.000%, 06/15/25	Aa1/AA+/NR	4,541,680
1,280,000	5.000%, 06/01/31 AGC Insured	Aa3/AA-/NR	1,496,435
1,000,000	5.125%, 06/01/36 AGC Insured	Aa3/AA-/NR	1,166,760

	Washington Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
2,310,000	4.000%, 06/15/24	Aa1/NR/NR	2,648,069
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,742,870

	Yamhill County, Oregon School District #40 (McMinnville)
1,205,000	5.000%, 06/15/19 AGMC Insured	Aa1/NR/NR	1,402,150
1,375,000	5.000%, 06/15/22 AGMC Insured	Aa1/NR/NR	1,564,118

	Total School Districts		135,224,548

	Special District (2.0%)

	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,289,277
5,140,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	5,870,702

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,120,620

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,388,634
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,309,862

	Total Special District		10,979,095

	State (8.9%)

	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,415,653
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	618,050

	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,753,371
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,464,867
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,638,450

	Oregon State Department of Administrative Services
2,000,000	5.000%, 11/01/20 NPFG FGIC Insured (pre-refunded)	Aa2/AA/AA	2,254,540
2,660,000	5.000%, 11/01/23 NPFG FGIC Insured	Aa2/AA/AA	3,010,083
2,945,000	5.000%, 11/01/24 NPFG FGIC Insured	Aa2/AA/AA	3,324,375
1,475,000	5.000%, 11/01/26 NPFG FGIC Insured	Aa2/AA/AA	1,645,200
3,880,000	5.000%, 11/01/27 NPFG FGIC Insured	Aa2/AA/AA	4,318,595

	Oregon State Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,783,987

	Oregon State Refunding
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,712,890
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,384,549
2,630,000	5.000%, 05/01/26 Series L	Aa1/AA+/AA+	3,207,443

	Oregon State Refunding Various Projects
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,400,655

	Oregon State Various Projects
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,662,261

	Total State		48,594,969

	Water & Sewer (0.9%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	Aa3/NR/NR	1,218,926

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,942,142

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,393,723

	Total Water & Sewer		4,554,791

	Total General Obligation Bonds		273,366,870

	Revenue Bonds (49.2%)

	City & County (4.9%)

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/A+/NR	648,790

	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,893,961

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,448,534
4,765,000	5.000%, 06/01/27	Aa1/NR/NR	5,735,345

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,112,440

	Portland, Oregon River District Urban Renewal and Redevelopment
1,915,000	5.000%, 06/15/20 AMBAC Insured (pre-refunded)	A1/NR/NR	1,955,713
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,916,832
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,178,871

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,049,920

	Portland, Oregon Urban Renewal Tax Allocation (Interstate Corridor)
1,890,000	5.250%, 06/15/20 NPFG FGIC Insured	A1/NR/NR	2,006,594
1,810,000	5.250%, 06/15/21 NPFG FGIC Insured	A1/NR/NR	1,915,034
2,030,000	5.000%, 06/15/23 NPFG FGIC Insured	A1/NR/NR	2,117,757

	Total City & County		26,979,791

	Electric (2.2%)

	Emerald Peoples Utility District, Oregon
1,455,000	5.250%, 11/01/22 AGMC Insured	Aa3/NR/NR	1,501,735

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa3/AA-/AA-	6,348,109

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa3/AA-/AA-	2,397,380

	Northern Wasco County, Oregon Peoples Utility District, McNary Dam Fishway Hydroelectric Project, Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,952,308

	Total Electric		12,199,532

	Higher Education (7.4%)

	Forest Grove, Oregon Campus Improvement (Pacific University Project)
1,500,000	6.000%, 05/01/30	NR/BBB/NR	1,547,070

	Forest Grove, Oregon (Pacific University)
4,000,000	5.000%, 05/01/22 Radian Insured	NR/BBB/NR	4,216,000

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	5,901,858

	Oregon Health Sciences University
2,890,000	5.250%, 07/01/22 NPFG Insured (pre-refunded)	A1/A+/A+	2,890,000

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,187,060
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,428,460

	Oregon State Facilities Authority (Linfield College Project)
2,830,000	5.000%, 10/01/20 Series A 2005	Baa1/NR/NR	3,034,128
2,115,000	5.000%, 10/01/25 Series A 2005	Baa1/NR/NR	2,226,016
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,352,699

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,750,290

	Oregon State Facilities Authority (University of Portland)
3,000,000	5.000%, 04/01/32	NR/BBB+/NR	3,230,010

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,091,150
2,500,000	5.000%, 10/01/32	NR/A/NR	2,712,450

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A+/NR	5,610,550

	Total Higher Education		40,177,741

	Hospital (11.2%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	4,466,420
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,500,640

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA-/NR	10,401,750

	Multnomah County, Oregon Hospital Facilities Authority (Adventist Health/West)
500,000	5.000%, 09/01/21	NR/A/A	568,655

	Multnomah County, Oregon Hospital Facilities Authority (Providence Health System)
1,390,000	5.250%, 10/01/22	Aa2/AA/AA	1,479,488

	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	A1/A+/A+	8,984,976
2,000,000	5.000%, 07/01/23 Series A	A1/A+/A+	2,401,440
4,500,000	5.750%, 07/01/39 Series A	A1/A+/A+	5,277,150

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A2/A+/NR	2,212,560
3,000,000	4.500%, 03/15/18	A2/A+/NR	3,381,030
1,000,000	4.750%, 03/15/24	A2/A+/NR	1,093,510
1,000,000	5.000%, 03/15/30	A2/A+/NR	1,086,040

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/A-/NR	1,662,255
2,000,000	4.500%, 10/01/21	NR/A-/NR	2,220,400
1,520,000	5.000%, 10/01/23	NR/A-/NR	1,727,434
1,795,000	4.875%, 10/01/25	NR/A-/NR	1,972,508
2,000,000	5.000%, 10/01/30	NR/A-/NR	2,194,700

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A/A	2,288,820
1,075,000	5.000%, 08/15/27 Series A	NR/A/A	1,153,421

	State of Oregon Health Housing Educational and Cultural Facilities Authority (Peacehealth)
1,835,000	5.250%, 11/15/17 AMBAC Insured	NR/A+/AA-	1,840,689
1,430,000	5.000%, 11/15/32 AMBAC Insured	NR/A+/AA-	1,431,816

	Total Hospital		61,345,702

	Housing (1.0%)

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,539,175

	State of Oregon Housing and Community Services
1,935,000	4.650%, 07/01/25	Aa2/NR/NR	2,052,242
1,550,000	5.350%, 07/01/30	Aa2/NR/NR	1,655,400

	Total Housing		5,246,817

	Lottery (3.9%)

	Oregon State Department of Administration Services (Lottery Revenue)
2,700,000	5.000%, 04/01/19 AGMC Insured (pre-refunded)	Aa2/AAA/AA-	2,859,246
1,195,000	5.000%, 04/01/24 Series A	Aa2/AAA/NR	1,476,781
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,836,795
7,300,000	5.250%, 04/01/26	Aa2/AAA/NR	8,994,403
3,000,000	5.000%, 04/01/27 AGMC Insured	Aa2/AAA/AA-	3,427,230
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,899,750

	Total Lottery		21,494,205

	Transportation (6.0%)

	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	805,898

	Oregon State Department Transportation Highway Usertax
1,200,000	5.000%, 11/15/22 Series A (pre-refunded)	Aa1/AAA/AA+	1,305,216
1,260,000	5.000%, 11/15/23 Series A (pre-refunded)	Aa1/AAA/AA+	1,370,477
1,000,000	5.000%, 11/15/29 Series A (pre-refunded)	Aa1/AAA/AA+	1,087,680

	Oregon State Department Transportation Highway Usertax, Senior Lien
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	2,209,969
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/AA+	2,300,600
3,540,000	4.625%, 11/15/26 Series A	Aa1/AAA/AA+	3,936,799
2,155,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	2,465,018
3,410,000	5.000%, 11/15/24 Series N	Aa1/AAA/AA+	4,279,891

	Tri-County Metropolitan Transportation District, Oregon
1,775,000	5.000%, 09/01/16	Aa1/AAA/NR	1,786,981
1,010,000	5.000%, 09/01/24	Aa1/AAA/NR	1,272,873

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A2/A/NR	2,010,963
3,480,000	5.000%, 10/01/26 Series A	A2/A/NR	4,111,272
3,000,000	5.000%, 10/01/27 Series A	A2/A/NR	3,528,840

	Total Transportation		32,472,477

	Water and Sewer (12.6%)

	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA-/NR	1,159,009

	Klamath Falls, Oregon Water
1,575,000	5.500%, 07/01/16 AGMC Insured	Aa3/AA-/NR	1,713,474

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,873,350

	Portland, Oregon Sewer System, Second Lien
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA/NR	3,607,833

	Portland Oregon Sewer System Revenue Refunding Second Lien
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA/NR	5,632,800

	Portland, Oregon Sewer System
2,760,000	5.250%, 06/01/17 AGMC Insured	Aa3/AA/NR	2,812,136
4,595,000	5.000%, 06/01/17 AGMC Insured	Aa2/AA/NR	5,059,049
3,470,000	5.000%, 06/01/21 AGMC Insured	Aa3/AA/NR	3,527,394
4,410,000	5.000%, 06/15/25 NPFG Insured	Aa2/AA/NR	4,955,120
4,630,000	5.000%, 06/15/26 NPFG Insured	Aa2/AA/NR	5,190,647
1,610,000	5.000%, 06/15/27 NPFG Insured	Aa2/AA/NR	1,803,796

	Portland, Oregon Water System Revenue Refunding
1,920,000	4.000%, 05/01/14 Series A	Aaa/NR/NR	2,013,331
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,425,794

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA-/NR	1,420,547

	Salem, Oregon Water & Sewer
1,000,000	5.375%, 06/01/15 AGMC Insured (pre-refunded)	Aa3/AA-/NR	1,117,580

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,096,230

	Sunrise Water Authority, Oregon
2,630,000	5.000%, 03/01/19 AGMC Insured	Aa3/AA-/NR	2,736,489
1,350,000	5.250%, 03/01/24 AGMC Insured	Aa3/AA-/NR	1,398,060
1,000,000	5.000%, 09/01/25 Syncora Guarantee, Inc.	NR/NR/NR*	1,040,550

	Tigard, Oregon Water System Revenue Refunding
2,025,000	4.000%, 08/01/21	A1/AA-/NR	2,337,478
1,105,000	5.000%, 08/01/24	A1/AA-/NR	1,374,034

	Washington County, Oregon Clean Water Services
2,235,000	5.250%, 10/01/15 NPFG Insured	Aa2/AA/NR	2,517,817
4,000,000	5.000%, 10/01/28	Aa2/AA/NR	4,595,320

	Washington County, Oregon Clean Water Services Sewer Revenue Senior Lien
2,850,000	4.000%, 10/01/26 Series B	Aa2/AA/NR	3,193,254
2,745,000	4.000%, 10/01/28 Series B	Aa2/AA/NR	3,025,621

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,296,141

	Total Water and Sewer		68,922,854

	Total Revenue Bonds		268,839,119

	Total Investments (cost $497,216,900-note b)	99.3%	542,205,989

	Other assets less liabilities	0.7	3,595,278

	Net Assets	100.0%	$545,801,267

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	9.6%
Pre-refunded bonds ††/ Escrowed to Maturity bonds	5.5
Aa of Moody's or AA of S&P or Fitch	63.4
A of Moody's or S&P or Fitch	16.4
Baa of Moody's or BBB of S&P	3.3
Not rated*	1.8
100.0%

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

 See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
December 31, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $496,980,092 amounted to $45,225,897, which consisted of aggregate gross unrealized appreciation of $45,518,989 and aggregate gross unrealized depreciation of $293,092.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	542,205,989
Level 3 – Significant Unobservable Inputs	-
Total	$542,205,989

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee February 15 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee February 15 , 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer February 15 , 2013